Commitments, Guarantees and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments, Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies

19. Commitments, guarantees and contingencies

A)	Capital commitments

The commitments for the purchase of property, plant and equipment were INR 2,857 million and INR 32,157 million (US$391.3 million) as of March 31, 2022 and 2023 respectively.

B)	Guarantees

The terms of our PPAs provide for the annual delivery of a minimum amount of electricity at fixed prices. Under the terms of the PPAs, we have issued irrevocable performance bank guarantees. These in total amount to INR 5,179 and INR 2,409 million (US$29.3 million) as of March 31, 2022 and 2023, respectively.

As of March 31, 2022 and 2023, the Company has irrevocable performance bank guarantees aggregating to INR 2,320 million and INR 904 million (US$11.0 million) respectively, in relation to under construction projects. Further, bank guarantees of INR 1,517 million and INR 1,154 million (US$14.0 million) as of March 31, 2022 and 2023 respectively are in relation to commissioned projects as per respective PPAs and other project requirements.

Bank guarantees amounting to INR 458 million and INR 78 million (US$0.9 million) as of March 31, 2022 and 2023 respectively, have been issued to meet Debt-Service Reserve Account (DSRA) requirements for outstanding loans.

We have also obtained guarantees from financial institutions as a part of the bidding process for establishing solar projects amounting to INR 873 million and INR 267 million (US$3.2 million) as of March 31, 2022 and 2023 respectively. We have given term deposits as collateral for those guarantees which are classified as restricted cash on the consolidated balance sheet.

Further, INR 11 million and INR 5 million (US$0.1 million) bank guarantee as of March 31, 2022 and 2023 respectively, are towards other commitments. The funds released from maturity/settlement of existing bank guarantees can be used for future operational activities.

C)	Contingencies

(a)	A PIL had been initiated by certain individuals claiming to be wildlife experts/interested in conservation of wildlife, before the Supreme Court of India against various state governments such as Rajasthan, Gujarat, and MNRE, MoP among others, seeking protection of the two endangered bird species, namely the GIB and the Lesser Florican found in the states of Rajasthan and Gujarat. The Supreme Court by way of order dated April 19, 2021 issued directions to: (i) underground all low voltage transmission lines, existing and future lines falling in potential and priority habitats of GIB, (ii) to convert all existing high voltage lines in priority and potential areas of GIB where found feasible within a period of one year, if not found feasible, the matter to be referred to the committee formed by the Supreme Court which will take a decision on feasibility, and (iii) to install bird diverters on all existing overhead lines in the interim. We and many other developers have projects in the potential area as determined by the court, hence aggrieved by the order, the Solar Power Developers Association (“SPDA”) and Union of India have filed an application before the Supreme Court seeking among others, exemption from undergrounding of transmission lines in potential areas. The matter was last listed on November 30, 2022, whereby directions were passed to parties to ensure installation of bird diverters in the Priority Area and for them to be in compliance with quality standards issued by the Supreme Court Committee. As per the directions of Supreme Court, for its solar power plants, the Company installed bird divertors in the habitats of Great-Indian Bustard during FY 2022-23. The PIL is presently pending. The SPDA has filed an application seeking modification of Supreme Court’s order dated April 19, 2021. Further, the Supreme Court vide its order dated March 21, 2024 modified its earlier order dated April 19, 2021 directing the Central Government to constitute an expert committee to examine the issue of installing overhead and underground powerlines in the priority areas marked for the conservation of the Great Indian Bustard (GIB). The expert committee on the GIB issue will, inter-alia, look into (i) the scope and feasibility of laying down underground and overhead transmission lines, (ii) measures for the conservation of GIB, and (iii) identifying suitable alternatives for laying down power lines in the future. The expert committee is required to submit its report latest by July 31, 2024. Citing practical difficulties in laying down underground transmission lines, the Supreme Court has also restricted the requirement of laying down underground transmission lines only to the priority area (covering roughly 13,163 sq km). If the modification application is dismissed, we might entail significant costs and delays.